Related Party Transactions - Schedule of Related Parties Group Transactions (Details)	12 Months Ended
Dec. 31, 2024
Factory Automation Technology Co., Ltd. [Member]
Related Party Transaction [Line Items]
Name of Related Parties	3.66% owned by the Group
Far East Machinery Co., Ltd [Member]
Related Party Transaction [Line Items]
Name of Related Parties	A principal shareholder of the Group
David Chuang [Member]
Related Party Transaction [Line Items]
Name of Related Parties	The Chairman of the board of the Group
Chiayi Sports Equipment Co., Ltd [Member]
Related Party Transaction [Line Items]
Name of Related Parties	David Chuang is immediate family member of Chairman of the board
Peko, LLC. [Member]
Related Party Transaction [Line Items]
Name of Related Parties	David Chuang is the owner of Peko, LLC.